Inventory (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Successor [Member]
Schedule of company's Inventory
Inventory	$ 9,445	$ 40,170
Predecessor [Member]
Schedule of company's Inventory
Inventory		$ 40,170	$ 158,181
Inventory Valuation Reserve [Member] | Successor [Member]
Schedule of company's Inventory
Contract building	9,445
Inventory	$ 9,445
Inventory Valuation Reserve [Member] | Predecessor [Member]
Schedule of company's Inventory
Contract building			158,181
Inventory			$ 158,181